UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135

Templeton Institutional Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  12/31

Date of reporting period: 3/31/15

Item 1. Schedule of Investments.

Templeton Institutional Funds

Statement of Investments, March 31, 2015 (unaudited)

Emerging Markets Series	Industry	Shares	Value
Common Stocks 83.5%
Argentina 0.3%
[a]Grupo Clarin SA, B, GDR, Reg S	Media	19,762	$274,692

Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	7,415	203,808

Belgium 4.8%
Anheuser-Busch InBev NV	Beverages	42,541	5,205,948

Brazil 0.4%
Cia Hering	Specialty Retail	7,000	35,954
M Dias Branco SA	Food Products	15,300	412,616
			448,570
China 20.0%
[b]Aluminum Corp. of China Ltd., H	Metals & Mining	1,192,400	587,537
Brilliance China Automotive Holdings Ltd.	Automobiles	3,066,100	5,884,900
China Construction Bank Corp., H	Banks	2,019,900	1,675,293
China Life Insurance Co. Ltd., H	Insurance	483,000	2,112,013
China Mobile Ltd.	Wireless Telecommunication
	Services	126,500	1,648,017
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	2,194,500	1,746,508
[b]China Shipping Development Co. Ltd., H	Marine	1,604,400	1,177,537
Industrial and Commercial Bank of China Ltd., H	Banks	2,113,100	1,556,345
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	14,600	21,506
NetEase Inc., ADR	Internet Software & Services	8,908	938,012
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	2,126,200	2,350,362
Tencent Holdings Ltd.	Internet Software & Services	72,000	1,367,997
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	762,300	652,896
			21,718,923
Greece 0.3%
[b]National Bank of Greece SA	Banks	263,072	311,184

Hong Kong 0.7%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	57,719	541,981
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	124,800	235,993
			777,974
India 12.3%
Biocon Ltd.	Biotechnology	156,108	1,176,357
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	38,503	2,156,888
Infosys Ltd.	IT Services	28,256	1,006,477
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	39,700	526,543
Tata Consultancy Services Ltd.	IT Services	130,571	5,354,543
Tata Motors Ltd.	Automobiles	364,132	3,216,938
			13,437,746
Indonesia 3.5%
Astra International Tbk PT	Automobiles	3,596,100	2,358,437
Bank Danamon Indonesia Tbk PT	Banks	1,558,500	610,884
Semen Indonesia (Persero) Tbk PT	Construction Materials	820,500	856,583
			3,825,904
Kenya 0.6%
Kenya Commercial Bank Ltd.	Banks	1,031,400	669,740

Pakistan 0.4%
United Bank Ltd.	Banks	276,700	417,962

Peru 0.4%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	40,800	413,304

Quarterly Statement of Investments. | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, March 31, 2015 (unaudited) (continued)

Philippines 2.1%
Ayala Corp.	Diversified Financial Services	63,920	1,136,959
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	3,853,800	900,183
[b]Melco Crown Philippines Resorts Corp.	Hotels, Restaurants & Leisure	1,253,200	256,837
			2,293,979
South Africa 11.6%
Kumba Iron Ore Ltd.	Metals & Mining	11,291	145,301
MTN Group Ltd.	Wireless Telecommunication
	Services	107,566	1,819,032
Naspers Ltd., N	Media	35,207	5,431,028
Remgro Ltd.	Diversified Financial Services	226,555	4,967,524
Truworths International Ltd.	Specialty Retail	40,177	292,518
			12,655,403
South Korea 3.4%
Hyundai Development Co.	Construction & Engineering	25,020	1,286,120
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	1,002	1,302,120
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	13,346	1,148,204
			3,736,444
Switzerland 0.6%
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	7,666	617,729

Taiwan 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	884,000	4,115,509

Thailand 11.5%
Kasikornbank PCL, fgn.	Banks	177,700	1,255,638
Land and Houses PCL	Real Estate Management &
	Development	1,368,700	409,979
Land and Houses PCL, fgn.	Real Estate Management &
	Development	3,503,100	1,065,459
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	188,700	631,899
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	177,800	1,764,344
Quality Houses PCL, fgn.	Real Estate Management &
	Development	76,400	8,872
Siam Commercial Bank PCL, fgn.	Banks	903,800	4,942,439
Thai Beverage PCL, fgn.	Beverages	4,351,400	2,425,989
			12,504,619
Turkey 1.4%
Akbank TAS	Banks	313,000	921,687
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	27,430	650,933
			1,572,620
United Kingdom 4.0%
Unilever PLC	Food Products	103,601	4,325,557

United States 1.2%
Avon Products Inc.	Personal Products	168,634	1,347,386

Total Common Stocks (Cost $75,371,506)			90,875,001
Participatory Notes 0.5%
Saudi Arabia 0.5%
[c]Deutsche Bank AG/London, Etihad Etisalat Co., 144A, 9/27/16	Wireless Telecommunication
	Services	19,184	195,364
[c]HSBC Bank PLC, Etihad Etisalat Co., 144A, 11/20/17	Wireless Telecommunication
	Services	30,693	312,567
Total Participatory Notes (Cost $706,587)			507,931
Preferred Stocks 5.7%
Brazil 5.3%
Banco Bradesco SA, ADR, pfd.	Banks	12,440	115,443
Itau Unibanco Holding SA, ADR, pfd.	Banks	325,520	3,600,251

Templeton Institutional Funds
Statement of Investments, March 31, 2015 (unaudited) (continued)
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	162,400	989,016
Vale SA, ADR, pfd., A	Metals & Mining	216,950	1,052,208
			5,756,918
Chile 0.4%
Embotelladora Andina SA, pfd., A	Beverages	91,734	198,304
Sociedad Quimica y Minera de Chile SA, ADR, pfd., B	Chemicals	13,544	247,178
			445,482
Total Preferred Stocks (Cost $10,598,581)			6,202,400
Total Investments before Short Term Investments (Cost $86,676,674)			97,585,332

Short Term Investments (Cost $7,136,125) 6.6%
Money Market Funds 6.6%
United States 6.6%
[b,d]Institutional Fiduciary Trust Money Market Portfolio		7,136,125	7,136,125
Total Investments (Cost $93,812,799) 96.3%			104,721,457
Other Assets, less Liabilities 3.7%			4,077,063
Net Assets 100.0%			$108,798,520

a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
b Non-income producing.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933.These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees.
d Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Institutional Funds

Statement of Investments, March 31, 2015 (unaudited)

Foreign Equity Series	Industry	Shares/Rights	Value
Common Stocks and Other Equity Interests 98.3%
Brazil 0.4%
Embraer SA, ADR	Aerospace & Defense	861,905	$26,503,579
Vale SA, ADR	Metals & Mining	18,883	106,689
			26,610,268
Canada 1.4%
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	1,705,760	49,850,109
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	5,340,561	40,948,237
			90,798,346
China 8.9%
[a,b,c]China CNR Corp. Ltd., H, Reg S	Machinery	31,130,300	44,732,000
China Life Insurance Co. Ltd., H	Insurance	20,109,000	87,930,592
China Mobile Ltd.	Wireless Telecommunication
	Services	6,601,940	86,008,776
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	10,466,000	26,702,802
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	135,700,040	86,993,377
[c]CSR Corp. Ltd, H	Machinery	30,177,700	39,937,725
[a]GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	215,514,370	57,543,518
Haier Electronics Group Co. Ltd.	Household Durables	12,300,000	32,207,052
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	18,242,000	17,718,104
Sinopharm Group Co.	Health Care Providers & Services	10,736,400	43,761,841
Weichai Power Co. Ltd., H	Machinery	9,935,000	38,316,769
			561,852,556
France 9.5%
AXA SA	Insurance	3,552,980	89,614,448
BNP Paribas SA	Banks	1,865,830	113,503,195
Cie Generale des Etablissements Michelin, B	Auto Components	950,859	94,694,301
Compagnie de Saint-Gobain	Building Products	1,158,430	50,943,625
Sanofi	Pharmaceuticals	1,297,279	128,245,012
Technip SA	Energy Equipment & Services	652,910	39,577,758
Total SA, B	Oil, Gas & Consumable Fuels	1,654,173	82,314,660
			598,892,999
Germany 11.1%
Bayer AG	Pharmaceuticals	870,336	130,981,417
Deutsche Boerse AG	Diversified Financial Services	524,730	42,918,255
Deutsche Lufthansa AG	Airlines	1,843,090	25,924,126
Deutsche Post AG	Air Freight & Logistics	831,307	26,009,358
HeidelbergCement AG	Construction Materials	776,010	61,593,142
Infineon Technologies AG	Semiconductors & Semiconductor
	Equipment	4,262,044	51,010,893
Merck KGaA	Pharmaceuticals	961,708	108,122,754
Metro AG	Food & Staples Retailing	1,931,280	65,616,557
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	341,433	73,707,365
SAP SE	Software	817,171	59,341,638
Siemens AG	Industrial Conglomerates	545,240	59,042,809
			704,268,314
Hong Kong 3.1%
AIA Group Ltd.	Insurance	5,987,710	37,651,753
CK Hutchison Holdings Ltd.	Real Estate Management &
	Development	2,420,540	49,611,914
Hutchison Whampoa Ltd.	Industrial Conglomerates	4,347,520	60,283,697
Hutchison Whampoa Ltd., ADR	Industrial Conglomerates	12,487	346,514
Noble Group Ltd.	Trading Companies & Distributors	23,336,800	15,646,872

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, March 31, 2015 (unaudited) (continued)
Swire Pacific Ltd., A	Real Estate Management &
	Development	2,549,810	34,632,673
			198,173,423
India 0.9%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	2,663,616	56,271,921

Ireland 1.6%
CRH PLC	Construction Materials	28,235	735,684
CRH PLC (London Stock Exchange)	Construction Materials	3,770,362	97,863,517
			98,599,201
Israel 1.8%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,773,931	110,515,901

Italy 2.9%
Eni SpA	Oil, Gas & Consumable Fuels	3,241,286	56,221,387
Intesa Sanpaolo SpA	Banks	14,346,440	48,843,288
UniCredit SpA	Banks	11,339,870	77,190,103
			182,254,778
Japan 5.7%
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	3,861,900	39,311,212
Nissan Motor Co. Ltd.	Automobiles	9,783,400	99,832,277
Suntory Beverage & Food Ltd.	Beverages	1,746,500	74,985,202
Toshiba Corp.	Industrial Conglomerates	9,085,000	38,188,053
Toyota Motor Corp.	Automobiles	1,588,220	110,996,651
			363,313,395
Netherlands 6.8%
Akzo Nobel NV	Chemicals	1,320,120	99,967,600
[a]ING Groep NV, IDR	Banks	8,591,190	126,059,825
Koninklijke Philips NV	Industrial Conglomerates	1,062,355	30,188,011
[a]NN Group NV	Insurance	992,540	28,156,109
[a,d]NN Group NV, 144A	Insurance	706,330	20,036,981
[a]QIAGEN NV	Life Sciences Tools & Services	1,596,141	40,284,147
[a]SBM Offshore NV	Energy Equipment & Services	2,809,747	34,973,416
TNT Express NV	Air Freight & Logistics	6,937,622	44,172,861
[d]TNT Express NV, 144A	Air Freight & Logistics	849,405	5,408,287
			429,247,237
Norway 2.1%
Statoil ASA	Oil, Gas & Consumable Fuels	2,618,170	46,442,328
Telenor ASA	Diversified Telecommunication
	Services	4,311,218	87,238,664
			133,680,992
Russia 0.7%
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	1,878,475	33,371,109
Mobile TeleSystems, ADR	Wireless Telecommunication
	Services	1,310,762	13,238,696
			46,609,805
Singapore 3.3%
DBS Group Holdings Ltd.	Banks	5,687,313	84,388,509
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	28,795,360	91,916,829
United Overseas Bank Ltd.	Banks	2,045,000	34,278,322
			210,583,660
South Korea 6.2%
Hana Financial Group Inc.	Banks	977,961	25,355,884
Hyundai Mobis Co. Ltd.	Auto Components	269,618	59,935,644
Hyundai Motor Co.	Automobiles	192,232	29,210,901
KB Financial Group Inc.	Banks	1,060,575	37,588,354
KB Financial Group Inc., ADR	Banks	136,324	4,790,425
LG Electronics Inc.	Household Durables	710,485	37,738,929
POSCO	Metals & Mining	170,594	37,615,079

Templeton Institutional Funds

Statement of Investments, March 31, 2015 (unaudited) (continued)
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	124,214	161,418,718
			393,653,934
Spain 1.8%
[a]Banco Santander SA	Banks	1,700,323	12,830,180
Repsol SA	Oil, Gas & Consumable Fuels	1,957,759	36,494,961
Telefonica SA	Diversified Telecommunication
	Services	4,499,587	64,160,245
[a]Telefonica SA, rts., 4/13/15	Diversified Telecommunication
	Services	4,499,587	725,795
			114,211,181
Sweden 1.1%
Ericsson, B	Communications Equipment	1,676,000	21,096,816
Getinge AB, B	Health Care Equipment & Supplies	2,046,021	50,748,705
			71,845,521
Switzerland 6.8%
Credit Suisse Group AG	Capital Markets	3,375,687	90,949,353
Novartis AG	Pharmaceuticals	892,574	88,320,459
Roche Holding AG	Pharmaceuticals	518,310	143,005,980
Swiss Re AG	Insurance	1,107,875	107,287,267
			429,563,059
Taiwan 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	9,416,492	43,838,978

Thailand 0.7%
Bangkok Bank PCL, fgn.	Banks	7,859,700	44,550,373

United Kingdom 19.8%
Aviva PLC	Insurance	9,400,259	75,289,307
BAE Systems PLC	Aerospace & Defense	9,358,451	72,664,180
Barclays PLC	Banks	16,816,040	60,508,202
BG Group PLC	Oil, Gas & Consumable Fuels	2,932,120	36,052,550
BP PLC	Oil, Gas & Consumable Fuels	10,167,636	65,857,146
BP PLC, ADR	Oil, Gas & Consumable Fuels	11,111	434,551
Carillion PLC	Construction & Engineering	5,949,570	28,846,971
GlaxoSmithKline PLC	Pharmaceuticals	4,857,452	111,382,697
HSBC Holdings PLC	Banks	7,824,901	67,271,146
[a]International Consolidated Airlines Group SA	Airlines	7,154,550	63,988,121
Kingfisher PLC	Specialty Retail	15,636,761	88,270,443
[a]Lloyds Banking Group PLC	Banks	67,978,740	78,926,646
Marks & Spencer Group PLC	Multiline Retail	9,512,950	75,486,401
Petrofac Ltd.	Energy Equipment & Services	4,526,410	63,980,335
Rexam PLC	Containers & Packaging	6,556,300	56,303,722
Royal Dutch Shell PLC, B, ADR	Oil, Gas & Consumable Fuels	1,397,864	87,646,073
Sky PLC	Media	2,874,580	42,337,321
Standard Chartered PLC	Banks	3,051,208	49,486,908
Tesco PLC	Food & Staples Retailing	17,528,910	62,878,290
Vodafone Group PLC	Wireless Telecommunication
	Services	19,957,054	65,253,868
			1,252,864,878
United States 1.0%
ACE Ltd.	Insurance	544,950	60,756,475

Total Common Stocks and Other Equity Interests (Cost $4,564,532,763)			6,222,957,195

Short Term Investments (Cost $75,498,106) 1.2%
Money Market Funds 1.2%
United States 1.2%
[a,e]Institutional Fiduciary Trust Money Market Portfolio		75,498,106	75,498,106

Templeton Institutional Funds

Statement of Investments, March 31, 2015 (unaudited) (continued)
Total Investments (Cost $4,640,030,869) 99.5%	6,298,455,301
Other Assets, less Liabilities 0.5%	30,646,072
Net Assets 100.0%	$6,329,101,373

a Non-income producing.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2015, the value of this security was $44,732,000, representing 0.71% of net assets.
c Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2015, the value of these securities was $84,669,725, representing
1.34% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the aggregate value of these securities was $25,445,268, representing 0.40% of net assets.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Templeton Institutional Funds

Statement of Investments, March 31, 2015 (unaudited)

Foreign Smaller Companies Series	Industry	Shares/Units	Value
Common Stocks and Other Equity Interests 93.6%
Austria 0.9%
Wienerberger AG	Building Products	726,890	$11,623,301
Bahamas 1.1%
[a]Steiner Leisure Ltd.	Diversified Consumer Services	322,660	15,294,084

Belgium 1.4%
Barco NV	Electronic Equipment, Instruments
	& Components	187,070	11,148,604
[a]Ontex Group NV	Personal Products	254,230	7,727,262
			18,875,866
Bermuda 1.0%
Axis Capital Holdings Ltd.	Insurance	267,350	13,789,913

Brazil 1.0%
Companhia de Saneamento de Minas Gerais	Water Utilities	498,100	2,885,954
Grendene SA	Textiles, Apparel & Luxury Goods	1,051,800	5,385,822
Tupy SA	Auto Components	1,020,900	5,243,583
			13,515,359
Canada 5.8%
AGF Management Ltd.	Capital Markets	643,300	4,236,514
Canaccord Genuity Group Inc.	Capital Markets	468,638	2,412,760
Dorel Industries Inc., B	Household Durables	463,000	12,858,267
Enerflex Ltd.	Energy Equipment & Services	524,800	6,365,231
Ensign Energy Services Inc.	Energy Equipment & Services	448,700	3,518,313
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	297,200	6,571,068
HudBay Minerals Inc.	Metals & Mining	2,387,760	19,533,476
Laurentian Bank of Canada	Banks	162,000	6,044,299
Mullen Group Ltd.	Energy Equipment & Services	610,800	9,689,649
Precision Drilling Corp.	Energy Equipment & Services	1,048,700	6,657,887
			77,887,464
China 4.2%
AAC Technologies Holdings Inc.	Electronic Equipment, Instruments
	& Components	1,683,500	10,412,417
China ZhengTong Auto Services Holdings Ltd.	Specialty Retail	11,507,000	5,432,416
[a]Kingdee International Software Group Co. Ltd., fgn.	Software	41,048,000	17,260,741
Shenguan Holdings Group Ltd.	Food Products	22,810,000	7,031,905
Sinomedia Holding Ltd.	Media	12,207,000	5,904,594
Yingde Gases Group Co. Ltd.	Chemicals	14,454,500	10,664,707
			56,706,780
Finland 4.0%
Amer Sports OYJ	Leisure Products	1,207,502	25,969,745
Huhtamaki OYJ	Containers & Packaging	890,810	27,732,147
			53,701,892
France 1.5%
Beneteau	Leisure Products	476,600	6,736,968
Ipsos	Media	485,570	13,581,321
			20,318,289
Germany 6.8%
[a]DMG MORI SEIKI AG	Machinery	316,222	10,201,480
Gerresheimer AG	Life Sciences Tools & Services	389,900	21,534,167
[a]Grand City Properties SA	Real Estate Management &
	Development	843,800	15,679,532
[a]Kloeckner & Co. SE	Trading Companies & Distributors	1,528,825	14,682,760
Leoni AG	Auto Components	169,000	10,716,863

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, March 31, 2015 (unaudited) (continued)

Rational AG	Machinery	56,050	18,790,222
			91,605,024
Greece 0.3%
JUMBO SA	Specialty Retail	430,981	4,486,248

Hong Kong 7.5%
EVA Precision Industrial Holdings Ltd.	Machinery	23,702,700	7,154,240
Luk Fook Holdings (International) Ltd.	Specialty Retail	3,625,000	10,099,772
Sitoy Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	11,750,000	7,502,274
Stella International Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,993,562	9,529,761
Techtronic Industries Co. Ltd.	Household Durables	7,552,000	25,619,317
Value Partners Group Ltd.	Capital Markets	16,304,000	15,394,127
VTech Holdings Ltd.	Communications Equipment	1,843,400	26,321,887
			101,621,378
India 0.4%
Jain Irrigation Systems Ltd.	Machinery	5,600,954	5,539,952

Italy 2.6%
Amplifon SpA	Health Care Providers & Services	1,094,700	7,457,471
Azimut Holding SpA	Capital Markets	266,624	7,617,994
Marr SpA	Food & Staples Retailing	414,296	7,105,935
[a]Sorin SpA	Health Care Equipment & Supplies	4,337,155	13,292,285
			35,473,685
Japan 15.6%
Aderans Co. Ltd.	Personal Products	634,600	6,565,557
Asahi Co. Ltd.	Specialty Retail	595,300	6,149,035
Asics Corp.	Textiles, Apparel & Luxury Goods	1,026,900	27,994,689
Capcom Co. Ltd.	Software	322,700	6,427,097
Daibiru Corp.	Real Estate Management &
	Development	684,300	7,074,048
Descente Ltd.	Textiles, Apparel & Luxury Goods	1,051,671	13,081,227
Keihin Corp.	Auto Components	609,700	9,357,713
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	361,400	25,911,130
MEITEC Corp.	Professional Services	614,000	20,603,168
Nissin Kogyo Co. Ltd.	Auto Components	271,330	4,315,945
Shinko Plantech Co. Ltd.	Energy Equipment & Services	723,000	5,340,375
Square Enix Holdings Co. Ltd.	Software	588,500	12,623,681
Sumitomo Rubber Industries Ltd.	Auto Components	1,274,900	23,574,224
Tokai Rika Co. Ltd.	Auto Components	369,200	8,584,400
Tsugami Corp.	Machinery	1,254,000	8,039,400
Tsumura & Co.	Pharmaceuticals	713,400	17,669,958
Unipres Corp.	Auto Components	355,500	7,261,150
			210,572,797
Netherlands 4.8%
Aalberts Industries NV	Machinery	718,108	22,602,804
Accell Group NV	Leisure Products	335,775	6,250,219
Arcadis NV	Construction & Engineering	624,740	20,100,680
Beter Bed Holding NV	Specialty Retail	346,400	7,604,613
USG People NV	Professional Services	601,222	8,333,695
			64,892,011
Norway 1.8%
Schibsted ASA	Media	251,388	14,589,329
Tomra Systems ASA	Commercial Services & Supplies	1,181,150	9,940,364
			24,529,693
Philippines 1.3%
Metropolitan Bank & Trust Co.	Banks	3,711,963	8,101,622
Vista Land & Lifescapes Inc.	Real Estate Management &
	Development	47,331,300	9,096,674
			17,198,296
Singapore 1.1%
[a]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	1,152,130	14,603,248

Templeton Institutional Funds

Statement of Investments, March 31, 2015 (unaudited) (continued)

South Korea 7.7%
Binggrae Co. Ltd.	Food Products	134,454	9,967,010
BS Financial Group Inc.	Banks	1,381,164	18,932,511
DGB Financial Group Inc.	Banks	1,401,436	15,292,483
Halla Visteon Climate Control Corp.	Auto Components	438,639	15,190,002
[a,b]Hyundai Mipo Dockyard Co. Ltd.	Machinery	91,705	6,301,840
KIWOOM Securities Co. Ltd.	Capital Markets	184,979	11,794,002
Korea Investment Holdings Co. Ltd.	Capital Markets	178,750	10,139,489
Youngone Corp.	Textiles, Apparel & Luxury Goods	343,463	16,880,909
			104,498,246
Spain 1.4%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	29,776	9,908,472
Tecnicas Reunidas SA	Energy Equipment & Services	197,936	8,322,453
			18,230,925
Sweden 1.7%
Bulten AB	Auto Components	631,553	6,857,014
[a,c]D Carnegie & Co. AB	Real Estate Management &
	Development	74	—
Duni AB	Household Durables	695,810	10,039,237
[b]Oriflame Cosmetics SA, SDR	Personal Products	462,950	6,209,115
			23,105,366
Switzerland 2.2%
Logitech International SA	Technology Hardware, Storage &
	Peripherals	1,005,240	13,218,906
Vontobel Holding AG	Capital Markets	371,770	15,782,147
			29,001,053
Taiwan 4.2%
D-Link Corp.	Communications Equipment	9,753,240	5,274,046
Giant Manufacturing Co. Ltd.	Leisure Products	2,170,482	20,973,524
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments
	& Components	3,666,918	18,479,493
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	5,762,000	11,615,077
			56,342,140
Thailand 0.8%
L.P.N. Development PCL, fgn.	Real Estate Management &
	Development	9,575,000	4,941,935
Pruksa Real Estate PCL, fgn.	Real Estate Management &
	Development	6,205,600	5,528,799
			10,470,734
United Kingdom 10.1%
Bellway PLC	Household Durables	250,440	7,358,476
Berendsen PLC	Commercial Services & Supplies	569,380	9,433,114
Bovis Homes Group PLC	Household Durables	378,740	5,238,292
Debenhams PLC	Multiline Retail	5,424,230	6,058,049
Devro PLC	Food Products	1,708,970	7,243,032
Dignity PLC	Diversified Consumer Services	372,324	10,072,693
Greggs PLC	Food & Staples Retailing	1,794,620	27,203,396
HomeServe PLC	Commercial Services & Supplies	2,080,310	11,805,184
Laird PLC	Electronic Equipment, Instruments
	& Components	2,302,240	11,469,918
Man Group PLC	Capital Markets	4,293,191	12,977,293
SIG PLC	Trading Companies & Distributors	2,394,770	7,210,404
UBM PLC	Media	1,599,686	12,551,341
[a]Vectura Group PLC	Pharmaceuticals	3,486,022	7,535,957
			136,157,149
United States 2.4%
iShares MSCI EAFE ETF	Diversified Financial Services	183,900	11,800,863

Templeton Institutional Funds
Statement of Investments, March 31, 2015 (unaudited) (continued)
iShares MSCI EAFE Small-Cap ETF	Diversified Financial Services	403,100	19,941,357
			31,742,220
Total Common Stocks and Other Equity Interests (Cost $1,032,491,313)			1,261,783,113
Preferred Stocks 1.4%
Brazil 0.5%
Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	2,330,900	7,146,731
Germany 0.9%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	95,700	11,942,821
Total Preferred Stocks (Cost $19,128,982)			19,089,552
Total Investments before Short Term Investments (Cost $1,051,620,295)			1,280,872,665

		Principal Amount
Short Term Investments 2.2%
U.S. Government and Agency Securities (Cost $21,999,994) 1.6%
United States 1.6%
[d]FHLMC, 4/01/15		$22,000,000	22,000,000
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$8,329,640) 0.6%
Money Market Funds 0.6%
United States 0.6%
[a,e]Institutional Fiduciary Trust Money Market Portfolio		8,329,640	8,329,640
Total Investments (Cost $1,081,949,929) 97.2%			1,311,202,305
Other Assets, less Liabilities 2.8%			37,096,222
Net Assets 100.0%			$1,348,298,527

a Non-income producing.
b A portion or all of the security is on loan at March 31, 2015.
c Security has been deemed illiquid because it may not be able to be sold within seven days.
d The security is traded on a discount basis with no stated coupon rate.
e Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ETF - Exchange Traded Fund
FHLMC - Federal Home Loan Mortgage Corp.
SDR - Swedish Depositary Receipt

Templeton Institutional Funds

Statement of Investments, March 31, 2015 (unaudited)

Global Equity Series	Industry	Shares/Rights	Value
Common Stocks and Other Equity Interests 94.1%
Australia 0.5%
[a]Qantas Airways Ltd.	Airlines	1,038,303	$2,468,179

Austria 0.6%
UNIQA Insurance Group AG	Insurance	349,208	3,162,261

Belgium 0.7%
UCB SA	Pharmaceuticals	48,480	3,511,155

Canada 0.5%
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	223,620	1,714,585
Trican Well Service Ltd.	Energy Equipment & Services	211,700	576,725
			2,291,310
China 7.1%
[a,b,c]China CNR Corp. Ltd., H, Reg S	Machinery	1,621,000	2,329,260
China Life Insurance Co. Ltd., H	Insurance	1,398,000	6,113,032
China Mobile Ltd.	Wireless Telecommunication
	Services	115,500	1,504,711
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	1,539,290	3,927,322
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	7,878,000	5,050,358
[c]CSR Corp. Ltd, H	Machinery	1,697,000	2,245,841
[a]GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	4,177,000	1,115,282
Haier Electronics Group Co. Ltd.	Household Durables	1,346,000	3,524,447
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	2,926,000	2,841,968
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	974,700	2,571,071
Sinopharm Group Co.	Health Care Providers & Services	557,200	2,271,162
Weichai Power Co. Ltd., H	Machinery	322,000	1,241,872
			34,736,326
Denmark 0.5%
H. Lundbeck AS	Pharmaceuticals	115,110	2,427,310

France 7.8%
AXA SA	Insurance	166,725	4,205,194
BNP Paribas SA	Banks	103,440	6,292,519
Cie Generale des Etablissements Michelin, B	Auto Components	43,648	4,346,824
Compagnie de Saint-Gobain	Building Products	85,360	3,753,829
Credit Agricole SA	Banks	491,460	7,227,121
Sanofi	Pharmaceuticals	21,530	2,128,390
SEB SA	Household Durables	28,250	2,038,406
Technip SA	Energy Equipment & Services	46,220	2,801,740
Total SA, B	Oil, Gas & Consumable Fuels	110,970	5,522,069
			38,316,092
Germany 6.7%
Bayer AG	Pharmaceuticals	48,600	7,314,068
Deutsche Boerse AG	Diversified Financial Services	93,510	7,648,288
Deutsche Lufthansa AG	Airlines	201,590	2,835,480
Gerresheimer AG	Life Sciences Tools & Services	38,720	2,138,505
HeidelbergCement AG	Construction Materials	23,970	1,902,537
Merck KGaA	Pharmaceuticals	46,020	5,173,929
Metro AG	Food & Staples Retailing	91,970	3,124,743
[a]MorphoSys AG	Life Sciences Tools & Services	46,540	2,943,252
			33,080,802
Hong Kong 0.8%
Hutchison Whampoa Ltd.	Industrial Conglomerates	301,000	4,173,734

India 0.2%
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	38,094	804,779

Quarterly Statement of Investments. | See Notes to Statements of Investments.

Templeton Institutional Funds

Statement of Investments, March 31, 2015 (unaudited) (continued)
Ireland 0.8%
CRH PLC	Construction Materials	143,970	3,751,243

Israel 2.0%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	160,510	9,999,773

Italy 2.2%
Eni SpA	Oil, Gas & Consumable Fuels	272,394	4,724,782
[a]Saipem SpA	Energy Equipment & Services	54,567	557,153
[a]Sorin SpA	Health Care Equipment & Supplies	438,778	1,344,744
UniCredit SpA	Banks	637,058	4,336,432
			10,963,111
Japan 4.2%
Capcom Co. Ltd.	Software	137,500	2,738,537
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	215,000	2,188,537
Nissan Motor Co. Ltd.	Automobiles	656,200	6,696,030
Toshiba Corp.	Industrial Conglomerates	593,000	2,492,627
Toyota Motor Corp.	Automobiles	91,900	6,422,657
			20,538,388
Netherlands 4.1%
Akzo Nobel NV	Chemicals	71,680	5,428,050
[a]NN Group NV	Insurance	84,860	2,407,286
[a,d]NN Group NV, 144A	Insurance	98,600	2,797,059
[a]QIAGEN NV	Life Sciences Tools & Services	107,020	2,701,020
TNT Express NV	Air Freight & Logistics	1,109,590	7,064,923
			20,398,338
Norway 0.6%
Telenor ASA	Diversified Telecommunication
	Services	153,630	3,108,745

Portugal 1.2%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	532,790	5,766,598

Russia 1.1%
Mining and Metallurgical Co. Norilsk Nickel OJSC, ADR	Metals & Mining	313,236	5,564,638

Singapore 0.7%
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	1,123,004	3,584,708

South Korea 2.8%
Hana Financial Group Inc.	Banks	33,949	880,206
POSCO	Metals & Mining	9,670	2,132,184
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	8,236	10,702,856
			13,715,246
Spain 1.1%
Telefonica SA	Diversified Telecommunication
	Services	369,959	5,275,298
[a]Telefonica SA, rts., 4/13/15	Diversified Telecommunication
	Services	369,959	59,675
			5,334,973
Sweden 0.3%
Getinge AB, B	Health Care Equipment & Supplies	59,170	1,467,630
Switzerland 3.8%
ABB Ltd.	Electrical Equipment	246,540	5,234,249
[a]Basilea Pharmaceutica AG	Biotechnology	24,680	2,811,645
Credit Suisse Group AG	Capital Markets	215,311	5,801,011

Templeton Institutional Funds

Statement of Investments, March 31, 2015 (unaudited) (continued)

Roche Holding AG	Pharmaceuticals	17,630	4,864,262
			18,711,167
Thailand 0.9%
Bangkok Bank PCL, fgn.	Banks	770,500	4,367,350

United Kingdom 12.4%
Aviva PLC	Insurance	425,840	3,410,672
Barclays PLC	Banks	636,520	2,290,354
BP PLC	Oil, Gas & Consumable Fuels	724,700	4,693,979
GlaxoSmithKline PLC	Pharmaceuticals	174,000	3,989,867
HSBC Holdings PLC	Banks	865,200	7,438,177
Kingfisher PLC	Specialty Retail	990,480	5,591,318
Marks & Spencer Group PLC	Multiline Retail	448,400	3,558,108
Petrofac Ltd.	Energy Equipment & Services	221,550	3,131,586
Rexam PLC	Containers & Packaging	293,245	2,518,308
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	179,080	5,575,185
Serco Group PLC	Commercial Services & Supplies	489,870	1,001,947
[a]Serco Group PLC, rts., 4/16/15	Commercial Services & Supplies	489,870	297,896
Sky PLC	Media	366,950	5,404,504
Standard Chartered PLC	Banks	195,000	3,162,665
Tesco PLC	Food & Staples Retailing	952,030	3,415,045
Vodafone Group PLC	Wireless Telecommunication
	Services	1,743,842	5,701,865
			61,181,476
United States 30.5%
[a]Actavis PLC	Pharmaceuticals	24,190	7,199,428
Allegheny Technologies Inc.	Metals & Mining	147,840	4,436,678
American International Group Inc.	Insurance	91,320	5,003,423
Amgen Inc.	Biotechnology	44,600	7,129,310
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	175,850	3,967,176
Capital One Financial Corp.	Consumer Finance	62,640	4,937,285
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	123,500	1,748,760
Chevron Corp.	Oil, Gas & Consumable Fuels	17,730	1,861,295
Citigroup Inc.	Banks	164,260	8,462,675
Comcast Corp., Special A	Media	103,440	5,799,364
CVS Health Corp.	Food & Staples Retailing	58,040	5,990,308
Foot Locker Inc.	Specialty Retail	80,020	5,041,260
General Motors Co.	Automobiles	96,500	3,618,750
[a]Gilead Sciences Inc.	Biotechnology	89,820	8,814,037
Halliburton Co.	Energy Equipment & Services	114,080	5,005,830
The Hartford Financial Services Group Inc.	Insurance	64,360	2,691,535
JPMorgan Chase & Co.	Banks	110,970	6,722,563
[a]Knowles Corp.	Electronic Equipment, Instruments
	& Components	190,400	3,669,008
Macy's Inc.	Multiline Retail	99,020	6,427,388
Medtronic PLC	Health Care Equipment & Supplies	72,750	5,673,773
[a]Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	73,040	4,802,380
Microsoft Corp.	Software	203,570	8,276,138
Morgan Stanley	Capital Markets	138,130	4,929,860
[a]Navistar International Corp.	Machinery	57,240	1,688,580
[a]News Corp., A	Media	148,190	2,372,522
Noble Corp. PLC	Energy Equipment & Services	111,840	1,597,075
Pfizer Inc.	Pharmaceuticals	121,390	4,223,158
Stanley Black & Decker Inc.	Machinery	28,730	2,739,693
SunTrust Banks Inc.	Banks	115,680	4,753,291
Twenty-First Century Fox Inc., A	Media	113,850	3,852,684
Walgreens Boots Alliance Inc.	Food & Staples Retailing	78,330	6,632,985
			150,068,212
Total Common Stocks and Other Equity Interests (Cost $403,654,520)			463,493,544
Preferred Stocks 0.7%
Brazil 0.1%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	78,385	477,365

Templeton Institutional Funds

Statement of Investments, March 31, 2015 (unaudited) (continued)
Germany 0.6%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	25,700	3,207,215
Total Preferred Stocks (Cost $4,415,097)			3,684,580
Total Investments before Short Term Investments (Cost $408,069,617)			467,178,124

		Principal Amount
Short Term Investments 3.0%
Time Deposits 3.0%
Canada 3.0%
Bank of Montreal, 0.03%, 4/01/15		$10,000,000	10,000,000
Royal Bank of Canada, 0.03%, 4/01/15		5,000,000	5,000,000
Total Time Deposits (Cost $15,000,000)			15,000,000
Total Investments (Cost $423,069,617) 97.8%			482,178,124
Other Assets, less Liabilities 2.2%			10,641,224
Net Assets 100.0%			$492,819,348

a Non-income producing.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2015, the value of this security was $2,329,260, representing 0.47% of net assets.
c Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2015, the value of these securities was $4,575,101, representing
0.93% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2015, the value of this security was $2,797,059, representing 0.57% of net assets.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Templeton Institutional Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Time deposits are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At March 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Emerging Markets	Foreign Equity	Foreign Smaller	Global Equity
	Series	Series	Companies Series	Series

Cost of investments	$97,462,545	$4,706,176,270	$1,083,511,780	$423,279,275

Unrealized appreciation	$19,587,964	$1,957,285,987	$305,199,335	$93,491,342
Unrealized depreciation	(12,329,052)	(365,006,956)	(77,508,810)	(34,592,493)
Net unrealized appreciation (depreciation)	$7,258,912	$1,592,279,031	$227,690,525	$58,898,849

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2015, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Emerging Markets Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$97,077,401	$-		$-	$97,077,401
Participatory Notes	-	507,931		-	507,931
Short Term Investments	7,136,125	-		-	7,136,125
Total Investments in Securities	$104,213,526	$507,931		$-	$104,721,457

Foreign Equity Series
Assets:
Investments in Securities:
Equity Investments:[a]
China	$477,182,831	$84,669,725		$-	$561,852,556
All Other Equity Investments[b]	5,661,104,639	-		-	5,661,104,639
Short Term Investments	75,498,106	-		-	75,498,106
Total Investments in Securities	$6,213,785,576	$84,669,725		$-	$6,298,455,301

Foreign Smaller Companies Series
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,280,872,665	$-	$	- [c]	$1,280,872,665
Short Term Investments	8,329,640	22,000,000		-	30,329,640
Total Investments in Securities	$1,289,202,305	$22,000,000	$	- [c]	$1,311,202,305

Global Equity Series
Assets:
Investments in Securities:
Equity Investments:[a]
China	$30,161,225	$4,575,101		$-	$34,736,326
All Other Equity Investments[b]	432,441,798	-		-	432,441,798
Short Term Investments	-	15,000,000		-	15,000,000
Total Investments in Securities	$462,603,023	$19,575,101		$-	$482,178,124

aIncludes common and preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
c Includes securities determined to have no value at March 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Institutional Funds

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2015

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date May 27, 2015